Document And Entity Information	3 Months Ended
Jun. 30, 2019 shares
Document Information [Line Items]
Entity Registrant Name	VivoPower International PLC
Entity Central Index Key	0001681348
Trading Symbol	vvpr
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding (in shares)	13,557,356
Entity Shell Company	false
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common Stock